PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deductible input VAT	188,106	494,013	70,961
Prepaid rental and deposits	120,207	146,920	21,104
Prepayments for materials and advertising fees	47,131	35,730	5,132
Interest receivables	456	2,818	405
Payments in relation to fabricated transactions	—	992,673	142,589
Others	9,610	46,699	6,707
	365,510	1,718,853	246,898
Less: allowance for unrecoverable payments in relation to fabricated transactions and other prepayments	—	(58,414)	(8,391)

	365,510	1,660,439	238,507

The payments in relation to fabricated transactions represents the cash paid to certain implicated third-party entities in the fabricated transaction in 2019 to inflate cost and expenses. Part of the balance in the total amount of RMB942,844 (US$135,432) was subsequently collected in the first half of year 2020. The remaining balance amounted to RMB49,829 (US$7,157) was not collected as of the issuance date of this report, and the management considered, after various steps taken, that it is probable that the amount will not be collected in the future. As a result, allowance for doubtful accounts for the uncollected portion of RMB49,829  (US$7,157) was provided. See “Note 21 Subsequent events- independent investigation and related matters”. The Group is in the progress of taking further legal action against these entities.